Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

7. ACCRUED LIABILITIES AND OTHER PAYABLES

As of December 31, 2023 and 2022, accrued liabilities and other payables consisted of the following:

	December 31, 2023	December 31, 2022
Payroll payables	$1,233	$1,444
Other payables	2,531	720
Payable to merchants of Cheers e-Mall	-	1
Co-invest online series production fund	-	467
	$3,764	$2,632